Operating Segment Information - Summary of Operating Segments (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Operating Segments [Line Items]
Revenues	₱ 169,187	₱ 162,914	₱ 158,933
Service revenues (Note 5)	161,355	152,369	150,172
Non-service revenues (Note 5)	7,832	10,545	8,761
Depreciation and amortization (Notes 9 and 10)	39,656	47,240	51,915
Asset impairment	4,833	8,065	8,258
Interest income	1,745	1,943	1,412
Equity share in net earnings (losses) of associates and joint ventures	(1,535)	(87)	2,906
Financing costs – net	8,553	7,067	7,370
PROVISION FOR INCOME TAX (Note 7)	9,550	3,842	1,103
NET INCOME	22,786	18,973	13,466
Adjusted EBITDA	₱ 79,815	₱ 64,027	₱ 66,174
Adjusted EBITDA margin	49.00%	42.00%	44.00%
Core income (loss)	₱ 25,111	₱ 25,855	₱ 27,668
Operating assets	447,541	399,626	382,848
Investments in associates and joint ventures	53,863	55,427	46,130
Deferred income tax assets – net	23,623	27,697	30,466
TOTAL ASSETS	525,027	482,750	459,444
Operating liabilities	406,154	363,103	344,895
Deferred income tax liabilities (Note 7)	2,583	2,981	3,366
TOTAL LIABILITIES	408,737	366,084	348,261
Capital expenditures, including capitalized interest (Note 9)	72,871	58,490	40,299
External customers [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	169,187	162,914	158,933
Service revenues (Note 5)	161,355	152,369	150,172
Non-service revenues (Note 5)	7,832	10,545	8,761
Wireless [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	94,488	87,193	91,311
Service revenues (Note 5)	88,243	80,265	86,128
Fixed Line [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	74,699	74,593	66,396
Service revenues (Note 5)	73,112	71,020	62,818
Non-service revenues (Note 5)	1,587	3,573	3,578
Operating Segments [Member] | Wireless [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	96,906	89,929	92,612
Depreciation and amortization (Notes 9 and 10)	29,484	24,778	36,776
Asset impairment	1,133	3,319	6,104
Interest income	703	719	305
Equity share in net earnings (losses) of associates and joint ventures		62	(129)
Financing costs – net	6,422	1,865	2,247
PROVISION FOR INCOME TAX (Note 7)	4,423	1,333	(2,787)
NET INCOME	13,101	5,725	(2,215)
Adjusted EBITDA	₱ 52,789	₱ 34,235	₱ 36,395
Adjusted EBITDA margin	58.00%	41.00%	42.00%
Core income (loss)	₱ 13,685	₱ 9,760	₱ 9,812
Operating assets	287,059	230,182	211,983
Investments in associates and joint ventures	10
Deferred income tax assets – net	13,102	16,879	18,826
TOTAL ASSETS	300,171	247,061	230,809
Operating liabilities	221,755	168,837	153,622
Deferred income tax liabilities (Note 7)	1,986	2,321	2,656
TOTAL LIABILITIES	223,741	171,158	156,278
Capital expenditures, including capitalized interest (Note 9)	30,718	32,248	27,305
Operating Segments [Member] | Wireless [Member] | External customers [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	94,488	87,193	91,311
Service revenues (Note 5)	88,243	80,265	86,128
Non-service revenues (Note 5)	6,245	6,928	5,183
Operating Segments [Member] | Wireless [Member] | Intersegment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	2,418	2,736	1,301
Service revenues (Note 5)	2,418	2,736	1,301
Operating Segments [Member] | Fixed Line [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	89,406	85,222	78,341
Depreciation and amortization (Notes 9 and 10)	16,141	22,303	15,001
Asset impairment	3,699	4,746	2,098
Interest income	680	812	695
Equity share in net earnings (losses) of associates and joint ventures	568	171	44
Financing costs – net	5,078	5,195	5,106
PROVISION FOR INCOME TAX (Note 7)	5,341	1,336	3,680
NET INCOME	11,421	6,059	7,474
Adjusted EBITDA	₱ 33,162	₱ 30,875	₱ 29,478
Adjusted EBITDA margin	38.00%	38.00%	39.00%
Core income (loss)	₱ 12,531	₱ 6,925	₱ 8,846
Operating assets	198,468	199,557	174,217
Investments in associates and joint ventures	73,386	43,426	44,867
Deferred income tax assets – net	11,791	12,479	11,994
TOTAL ASSETS	283,645	255,462	231,078
Operating liabilities	229,855	206,812	196,451
Deferred income tax liabilities (Note 7)	384	482	286
TOTAL LIABILITIES	230,239	207,294	196,737
Capital expenditures, including capitalized interest (Note 9)	42,153	26,242	12,994
Operating Segments [Member] | Fixed Line [Member] | External customers [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	74,699	74,593	66,396
Service revenues (Note 5)	73,112	71,020	62,818
Non-service revenues (Note 5)	1,587	3,573	3,578
Operating Segments [Member] | Fixed Line [Member] | Intersegment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	14,707	10,629	11,945
Service revenues (Note 5)	14,707	10,628	11,939
Non-service revenues (Note 5)		1	6
Operating Segments [Member] | Others [Member]
Disclosure Of Operating Segments [Line Items]
Revenues		1,138	1,239
Depreciation and amortization (Notes 9 and 10)		159	138
Asset impairment	1		56
Interest income	362	536	655
Equity share in net earnings (losses) of associates and joint ventures	(2,103)	(320)	2,991
Financing costs – net		131	214
PROVISION FOR INCOME TAX (Note 7)	(444)	1,173	210
NET INCOME	(1,769)	7,971	8,825
Adjusted EBITDA	(101)	(2,688)	(1,307)
Core income (loss)	(1,151)	9,952	9,628
Operating assets	7,943	30,962	34,504
Investments in associates and joint ventures	9,897	12,001	1,263
Deferred income tax assets – net	(711)	(1,119)
TOTAL ASSETS	17,129	41,844	35,767
Operating liabilities	833	16,773	13,624
Deferred income tax liabilities (Note 7)	252	367	424
TOTAL LIABILITIES	1,085	17,140	14,048
Operating Segments [Member] | Others [Member] | External customers [Member]
Disclosure Of Operating Segments [Line Items]
Revenues		1,128	1,226
Service revenues (Note 5)		1,084	1,226
Non-service revenues (Note 5)		44
Operating Segments [Member] | Others [Member] | Intersegment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues		10	13
Service revenues (Note 5)		10	13
Elimination of intersegment amounts [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	(17,125)	(13,375)	(13,259)
Depreciation and amortization (Notes 9 and 10)	(5,969)
Interest income		(124)	(243)
Financing costs – net	(2,947)	(124)	(197)
PROVISION FOR INCOME TAX (Note 7)	230
NET INCOME	33	(782)	(618)
Adjusted EBITDA	(6,035)	1,605	1,608
Core income (loss)	46	(782)	(618)
Operating assets	(45,929)	(61,075)	(37,856)
Investments in associates and joint ventures	(29,430)
Deferred income tax assets – net	(559)	(542)	(354)
TOTAL ASSETS	(75,918)	(61,617)	(38,210)
Operating liabilities	(46,289)	(29,319)	(18,802)
Deferred income tax liabilities (Note 7)	(39)	(189)
TOTAL LIABILITIES	(46,328)	(29,508)	(18,802)
Elimination of intersegment amounts [Member] | Intersegment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	(17,125)	(13,375)	(13,259)
Service revenues (Note 5)	₱ (17,125)	(13,374)	(13,253)
Non-service revenues (Note 5)		₱ (1)	₱ (6)